Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions and other current liabilities [line items]
Taxes other than income taxes	$ 660	$ 547
Restructuring provisions	153	222
Accrued expenses for goods and services received but not invoiced	977	880
Accruals for royalties	586	550
Provisions for deductions from revenue	4,672	4,183
Accurals for compensation and benefits including social security	2,327	1,993
Environmental remediation liabilities	55	65	$ 80
Deferred income	305	287
Provisions for product liabilities, governmental investigations and other legal matters	121	131	743
Accrued share-based payments	261	199	$ 209
Contingent considerations	44	49
Other payables	1,042	722
Total provisions and other current liabilities	$ 11,203	$ 9,828